UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, May 13, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $467,203


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

AMLI Residential Pptys Trust         COM   001735109   3998     145950   SH         SOLE        54950        91000
BearingPoint, Inc.                   COM   074002106  10343    1179350   SH         SOLE       313300       866050
Berkshire Hathaway Inc Del Cl B      COM   084670207  45565      15954   SH         SOLE         4808        11146
Cathay General Bancorp               COM   149150104   9671     307018   SH         SOLE        97998       209020
Cendant Corp                         COM   151313103  46011    2240050   SH         SOLE       672200      1567850
Chubb Corp                           COM   171232101  17537     221237   SH         SOLE        66150       155087
The Coca-Cola Co        	     COM   191216100  16923     406125   SH         SOLE       114400       291725
CVS Corp      		             COM   126650100  13410     254840   SH         SOLE        79800       175040
Devon Energy Corp New                COM   25179M103  18440     386180   SH         SOLE       131300       254880
Federal Home Ln Mtg Corp             COM   313400301  22709     359325   SH         SOLE       107275       252050
Fifth Third Bancorp                  COM   316773100  14106     328200   SH         SOLE       100800       227400
Gartner Inc. Cl A                    COM   366651107  13364    1396400   SH         SOLE       391800      1004600
Greater Bay Bancorp                  COM   391648102  10809     442800   SH         SOLE       133450       309350
International Speedway Corp Cl A     COM   460335201  10769     198503   SH         SOLE        60750       137753
Johnson & Johnson                    COM   478160104  17163     255550   SH         SOLE        86500       169050
Mattel, Inc                          COM   577081102  16400     768150   SH         SOLE       224600       543550
Medco Health Solutions, Inc          COM   58405U102  19047     384250   SH         SOLE       115300       268950
Mercury General Corp New             COM   589400100  22866     413784   SH         SOLE       126250       287534
Mestek Inc                           COM   590829107  12423     550922   SH         SOLE       145750       405172
Moneygram International Inc    	     COM   60935Y109  19202    1016525   SH         SOLE       314600       701925
Pfizer Inc                           COM   717081103  14365     546805   SH         SOLE       157200       389605
PHH Corp.                            COM   693320202   2266     103630   SH         SOLE        30750        72880
Post Pptys Inc                       COM   737464107  11342     365400   SH         SOLE       106300       259100
Safeco Corp                          COM   786429100   3583      73565   SH         SOLE        20894        52671
Sun Communities Inc                  COM   866674104  15453     431635   SH         SOLE       131400       300235
TJX Cos Inc New                      COM   872540109  17083     693600   SH         SOLE       210550       483050
Viad Corp                            COM   92552R406   5570     207060   SH         SOLE        59462       147598
Washington Post Co                   COM   939640108  22130      24754   SH         SOLE         7815        16939
Weight Watchers Intl Inc New         COM   948626106  14656     341000   SH         SOLE        99250       241750